Earnings per Share (EPS)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings Per Share ("EPS")
39. EARNINGS PER SHARE (“EPS”)

(1)
Basic EPS is calculated by dividing net income attributable to common shareholders by weighted-average number of common shares outstanding (Unit: Korean Won in millions, except for EPS and number of shares):

	For the years ended December 31
	2020	2021	2022
Net income attributable to common shareholders	1,307,266	2,542,844	3,186,772
Dividends to hybrid securities	(48,915)	(66,250)	(91,756)
Net income attributable to common shareholders	1,258,351	2,476,594	3,095,016
Weighted average number of common shares outstanding (Unit: million shares)	722	724	728
Basic EPS (Unit: Korean Won)	1,742	3,419	4,251

(2)	The weighted average number of common shares outstanding is as follows (Unit: number of shares, days):

	For the year ended December 31, 2021
	Period	Number of shares	Dates (Unit: Day)	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	2021-01-01 ~ 2021-12-31	722,267,683	365	263,627,704,295
Treasury stocks	2021-01-01 ~ 2021-12-31	(2)	365	(730)
Issuance of new shares (comprehensive share exchange)	2021-08-10 ~ 2021-12-31	5,792,866	144	834,172,704
Acquisition of treasury stocks	2021-08-10 ~ 2021-12-31	(343,989)	144	(49,534,416)

Sub-total (①)				264,412,341,853

Weighted average number of common shares outstanding (②=(①/365)				724,417,375

	For the year ended December 31, 2022
	Period	Number of shares	Dates (Unit: Day)	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	2022-01-01 ~ 2022-12-31	728,060,549	365	265,742,100,385
Treasury stocks	2022-01-01 ~ 2022-12-31	(343,991)	365	(125,556,715)

Sub-total (①)				265,616,543,670

Weighted average number of common shares outstanding (②=(①/365)				727,716,558

Diluted EPS is equal to basic EPS because there is no dilution effect for the years ended December 31, 2021 and 2022.